Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000213124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class NAV)
Average Annual Return, Percent	6.54%	3.03%	2.90%
C000213125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class R6/JSNRX)
Average Annual Return, Percent	6.53%	3.05%	2.91%
C000213126 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class A/JSNAX)
Average Annual Return, Percent	3.80%	2.19%	2.13%
C000213127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class C/JSNCX)
Average Annual Return, Percent	4.35%	1.91%	1.78%
C000213128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class I/JSNIX)
Average Annual Return, Percent	6.41%	2.92%	2.78%
C000001741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class I/TIUSX)
Average Annual Return, Percent	5.53%	(0.44%)		1.66%
C000153916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class R2/JIGBX)
Average Annual Return, Percent	5.13%	(0.82%)		1.30%
C000153917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class R4/JIGMX)
Average Annual Return, Percent	5.38%	(0.58%)		1.54%
C000153918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class R6/JIGEX)
Average Annual Return, Percent	5.64%	(0.33%)		1.78%
C000106437 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class R6/JFHYX)
Average Annual Return, Percent	8.04%	5.17%		4.25%
C000128461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class NAV)
Average Annual Return, Percent	8.05%	5.18%		4.31%
C000001737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class C/JHYCX)
Average Annual Return, Percent	5.85%	4.08%		3.18%
C000051988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class I/JYHIX)
Average Annual Return, Percent	7.92%	5.13%		4.22%
C000001735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class A/JHHBX)
Average Annual Return, Percent	3.18%	4.02%		3.54%
C000001738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class A/TAUSX)
Average Annual Return, Percent	1.06%	(1.51%)		0.99%
C000001740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class C/TCUSX)
Average Annual Return, Percent	3.48%	(1.45%)		0.64%
Without Sales Load [Member] | C000213126 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge
Average Annual Return, Percent	6.15%	2.66%	2.53%
Without Sales Load [Member] | C000213127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge
Average Annual Return, Percent	5.35%	1.91%	1.78%
Without Sales Load [Member] | C000001737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class C/JHYCX)—excluding sales charge
Average Annual Return, Percent	6.85%	4.08%		3.18%
Without Sales Load [Member] | C000001735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class A/JHHBX)—excluding sales charge
Average Annual Return, Percent	7.65%	4.87%		3.96%
Without Sales Load [Member] | C000001738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge
Average Annual Return, Percent	5.26%	(0.71%)		1.40%
Without Sales Load [Member] | C000001740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge
Average Annual Return, Percent	4.48%	(1.45%)		0.64%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%	(0.90%)	0.59%	1.49%
Bloomberg U S Aggregate 1 3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent	5.86%	1.47%	1.92%
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	9.28%	5.82%		4.94%